Loans To Customers - Summary of Movement In Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	¥ 331,401,433
Ending balance	219,636,422	¥ 331,401,433
Loans and receivables, category [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	218,509,623	217,725,981	¥ 120,815,019
New loans originated	126,598,504	215,834,125	234,198,681
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(201,568,474)	(212,037,261)	(136,440,336)
Write-offs	(6,571,866)	(3,013,222)	(847,383)
Ending balance	136,967,787	218,509,623	217,725,981
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	213,091,088	215,525,406	119,568,582
New loans originated	126,598,504	215,834,125	234,198,681
Transfers	(20,444,970)	(17,245,234)	(5,530,212)
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(186,877,497)	(201,023,209)	(132,711,645)
Ending balance	132,367,125	213,091,088	215,525,406
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,960,712	1,576,245	839,817
Transfers	13,487,868	13,239,242	4,439,585
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(14,634,783)	(10,854,775)	(3,703,157)
Ending balance	2,813,797	3,960,712	1,576,245
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,457,823	624,330	406,620
Transfers	6,957,102	4,005,992	1,090,627
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(56,194)	(159,277)	(25,534)
Write-offs	(6,571,866)	(3,013,222)	(847,383)
Ending balance	1,786,865	1,457,823	624,330
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(21,187,343)	(17,540,156)	(5,579,855)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	21,187,343	17,540,156	5,579,855
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	742,373	294,922	49,643
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(742,373)	(294,922)	(49,643)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,964,688)	(4,015,845)	(1,091,109)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,964,688	4,015,845	1,091,109
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	7,586	9,853	482
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7,586)	(9,853)	(482)
Loans and receivables, category [member] | Accumulated Impairment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(7,062,978)	(2,753,871)	(989,205)
New loans originated	1,929,629	1,609,220	1,346,940
Transfers	1,182,454	1,378,729	395,436
Net impact on expected credit loss by stage transfers	1,182,454	1,378,729	395,436
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(2,863,117)	(2,324,959)	(1,217,786)
Change in parameters of expected credit loss model	6,324,624	6,512,399	1,916,521
Write-offs	(6,571,866)	(3,013,222)	(847,383)
Recovery of loans written off previously	209,131	146,940	170,938
Ending balance	(7,273,833)	(7,062,978)	(2,753,871)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(4,481,912)	(1,860,245)	(480,854)
New loans originated	1,929,629	1,609,220	1,346,940
Transfers	(5,930,855)	(3,550,516)	(1,104,156)
Net impact on expected credit loss by stage transfers	(80,869)	(30,717)	(11,260)
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(2,277,971)	(1,707,206)	(622,468)
Change in parameters of expected credit loss model	6,231,250	6,270,169	1,759,075
Ending balance	(4,433,965)	(4,481,912)	(1,860,245)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,197,126)	(312,280)	(195,339)
Transfers	356,101	1,088,799	454,235
Net impact on expected credit loss by stage transfers	708,198	1,135,381	361,096
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(400,954)	(403,559)	(470,524)
Change in parameters of expected credit loss model	(204)	199,606	133,230
Ending balance	(1,152,069)	(1,197,126)	(312,280)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,383,940)	(581,346)	(313,012)
Transfers	6,757,208	3,840,446	1,045,357
Net impact on expected credit loss by stage transfers	555,125	274,065	45,600
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(184,192)	(214,194)	(124,794)
Change in parameters of expected credit loss model	93,578	42,624	24,216
Write-offs	(6,571,866)	(3,013,222)	(847,383)
Recovery of loans written off previously	209,131	146,940	170,938
Ending balance	(1,687,799)	(1,383,940)	(581,346)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,016,218)	(3,573,960)	(1,109,405)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,016,218	3,573,960	1,109,405
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	166,232	54,161	16,509
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(166,232)	(54,161)	(16,509)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,209,153)	(3,575,710)	(1,000,215)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,209,153	3,575,710	1,000,215
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	7,070	9,329	458
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	¥ (7,070)	¥ (9,329)	¥ (458)